Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Reconciliation of unrecognized tax benefits

Amount
Balance at January 1, 2009	$8,856
Reductions based on prior years' tax positions	(881)
Additions based on 2009 tax positions	—

Balance at December 31, 2009	7,975
Reductions based on prior years' tax positions	(1,085)
Additions based on 2010 tax positions	—

Balance at December 31, 2010	6,890
Additions based on prior years' tax positions	1,783
Reductions based on prior years' tax positions	(6,890)
Additions based on 2011 tax positions	194

Balance at December 31, 2011	$1,977